Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (428)	$ (93)	$ (371)
Net actuarial gains (losses) on plan assets	315	112	220
Changes in asset ceiling excluding interest income	1	(5)
Net remeasurement gains (losses) recognized in OCI	(112)	14	(151)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(29)	(4)	(26)
Net remeasurement gains (losses) recognized in OCI	$ (29)	$ (4)	$ (26)